INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Loss for the year	$(21,969,902)	$(20,614,820)
Statutory rate	26.5%	28.5%
Expected income tax recovery	(5,822,024)	(5,875,224)
Permanent differences	(22,083)	(60,761)
Difference in foreign tax rates	(1,029,337)	(18,021)
Change in valuation allowance	2,014,763	5,289,044
Change in enacted tax rates	(123,203)	119,550
Withholding taxes	152,190	-
Total income tax expense (recovery)	$(4,829,694)	$(545,412)

Current income tax expense	152,190	-
Deferred income tax expense (recovery)	(4,981,884)	(545,412)
Total income taxes	$(4,829,694)	$(545,412)

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Deferred income tax assets:
Non-capital loss carry forward	$16,310,423	$8,743,555
Investments	-	173,823
Resource expenditures	6,717,013	8,042,421
Equipment	76,811	99,668
Share issue and legal costs	318,999	253,337
Other	255,619	12,976
	23,678,865	17,325,780
Valuation allowance	(18,009,043)	(15,994,280)
Net deferred income tax assets	$5,669,822	$1,331,500

Deferred income tax liabilities:
Investments	$-	$(786,088)
Mineral property interests	(15,062,436)	(14,919,910)
Net deferred income tax liabilities	$(15,062,436)	$(15,705,998)

Net deferred income tax liabilities	$(9,392,614)	$(14,374,498)

The Company has available for deduction against future taxable income non-capital losses of approximately $25,340,000 (2010: $19,260,000) in Canada, $680,000 (2010: $719,000) in China, $8,570,000 (2010: $2,350,000) in Mongolia, $22,000,000 (2010: $4,600,000) in the United States of America, $400,000 (2010: $3,100,000) in Australia and $240,000 (2010: $110,000) in Peru.  These losses, if not utilized, will expire through 2030.  Subject to certain restrictions, the Company also has foreign resource expenditures available to reduce taxable income in future years.  Deferred income tax benefits which may arise as a result of these losses, resource expenditures, investments, accounts receivable, equipment, share issue and legal costs have been offset in these financial statements by a valuation allowance.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. As of December 31, 2011, there was no accrued interest or accrued penalties.

The Company files income tax returns in Canada and several foreign jurisdictions. The Company’s Canadian income tax returns from 2004 to 2011 are open. For other foreign jurisdictions, including Mongolia and the U.S., all years remain open.